Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The below table is a reconciliation table for Property, plant and equipment. This note excludes the balance sheet impact of the IFRS 16 Right of use asset, which has been presented and detailed in Note 13.

(EUR thousand)
	Machinery, Equipment and computers	Leasehold Improvements	Total
Opening balance as of April 1, 2020	29,850	5,511	35,361
Acquisition of subsidiary	23	—	23
Purchases	1,086	401	1,487
Disposals	(3,582)	(288)	(3,870)
Reclassification	(48)	1	(47)
Exchange differences	273	(35)	238
Accumulated acquisition values as of March 31, 2021	27,602	5,590	33,192
Opening balance as of April 1, 2020	(20,966)	(3,449)	(24,415)
Depreciation charge for the year	(4,235)	(541)	(4,776)
Impairment charge for the year	(116)	(63)	(179)
Disposals	3,447	195	3,642
Reclassification	48	(1)	47
Exchange differences	(168)	31	(137)
Accumulated depreciation and impairment as of March 31, 2021	(21,990)	(3,828)	(25,818)
Net book amount as of March 31, 2021	5,612	1,762	7,374

(EUR thousand)
	Machinery, Equipment and computers	Leasehold Improvements	Total
Opening balance as of April 1, 2019	25,772	4,309	30,081
Purchases	4,828	722	5,550
Disposals	(791)	(48)	(839)
Reclassification	657	549	1,206
Exchange differences	(616)	(21)	(637)
Accumulated acquisition values as of March 31, 2020	29,850	5,511	35,361
Opening balance as of April 1, 2019	(16,598)	(2,348)	(18,946)
Depreciation charge for the year	(4,720)	(581)	(5,301)
Disposals	650	31	681
Reclassification	(668)	(552)	(1,220)
Exchange differences	370	1	371
Accumulated depreciation and impairment as of March 31, 2020	(20,966)	(3,449)	(24,415)
Net book amount as of March 31, 2020	8,884	2,062	10,946

(EUR thousand)
	Machinery, Equipment and computers	Leasehold Improvements	Total
Opening balance as of April 1, 2018	23,493	5,030	28,523
Acquisition of subsidiary	15	—	15
Disposal of subsidiary	(7)	—	(7)
Purchases	5,934	866	6,800
Disposals	(4,620)	(1,852)	(6,472)
Reclassification	891	202	1,093
Exchange differences	66	63	129
Accumulated acquisition values as of March 31, 2019	25,772	4,309	30,081
Opening balance as of April 1, 2018	(15,443)	(3,226)	(18,669)
Disposal of subsidiary	7	—	7
Depreciation charge for the year	(4,124)	(691)	(4,815)
Disposals	3,913	1,769	5,682
Reclassification	(910)	(143)	(1,053)
Exchange differences	(41)	(57)	(98)
Accumulated depreciation and impairment as of March 31, 2019	(16,598)	(2,348)	(18,946)
Net book amount as of March 31, 2019	9,174	1,961	11,135

(EUR thousand)	As of March 31
Accumulated acquisition values	2021	2020	2019
Machinery, Equipment and computers	27,602	29,850	25,772
Leasehold Improvements	5,590	5,511	4,309
Right of use asset	66,383	56,758	60,236
Total Accumulated acquisition values	99,575	92,119	90,317
Accumulated depreciation and impairment	2020/21	2019/20	2018/19
Machinery, Equipment and computers	(21,990)	(20,966)	(16,598)
Leasehold Improvements	(3,828)	(3,449)	(2,348)
Right of use asset	(35,853)	(16,349)	(15,159)
Total Accumulated depreciation and impairment	(61,671)	(40,764)	(34,105)
Total Property, plant and equipment	37,904	51,355	56,213